FAIR VALUE MEASUREMENTS - Fair Value of Warrant Liability Classified as Level 3 Liabilities (Details) - Level 3 - Accrued Expenses And Other Current Liabilities [Member] - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Fair Value of Warrant Liability Classified as Level 3 Liabilities
Beginning balance	$ 11	$ 39
Change in fair value of warrants	$ (11)	(28)
Ending balance		$ 11